Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets [Abstract]
Cost	$ 26,180,000	$ 25,931,000
Accumulated Amortization	(15,634,000)	(14,353,000)
Intangible assets expense [Abstract]
Amortization expense of intangible assets	1,300,000	1,400,000	1,300,000
2014	1,300
2015	1,200
2016	1,200
2017	1,200
2018	1,200
Goodwill activity [Roll Forward]
Balance as of beginning of period	451,318,000	444,365,000
Currency translation impact	5,951,000	6,953,000
Balance as of end of period	457,269,000	451,318,000	444,365,000
Flavor And Fragnances [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	135,784,000	132,692,000
Currency translation impact	853,000	3,092,000
Balance as of end of period	136,637,000	135,784,000
Color [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	311,650,000	307,379,000
Currency translation impact	5,673,000	4,271,000
Balance as of end of period	317,323,000	311,650,000
Corporate And Other [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	3,884,000	4,294,000
Currency translation impact	(575,000)	(410,000)
Balance as of end of period	3,309,000	3,884,000
Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	19 years 7 months 6 days
Technological Know How [Member]
Intangible assets [Abstract]
Cost	8,606,000	8,443,000
Accumulated Amortization	(5,328,000)	(4,842,000)
Technological Know How [Member] | Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	20 years
Customer Relationships [Member]
Intangible assets [Abstract]
Cost	7,944,000	7,871,000
Accumulated Amortization	(4,359,000)	(3,866,000)
Customer Relationships [Member] | Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	20 years
Patents, Trademarks, Noncompete Agreements and Other [Member]
Intangible assets [Abstract]
Cost	9,630,000	9,617,000
Accumulated Amortization	$ (5,947,000)	$ (5,645,000)
Patents, Trademarks, Noncompete Agreements and Other [Member] | Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	18 years 9 months 18 days